Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2013
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses for fiscal 2012 and 2013:

	March 31, 2012
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	5,974	3,188	2,568	19,186
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	36	(25)	(134)	(489)

Ending balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually evaluated for impairment	3,002	20,657	49,853	17,895	0	91,407
Not individually evaluated for impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually evaluated for impairment	9,021	82,957	166,889	34,907	0	293,774
Not individually evaluated for impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2013
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588
Provision charged to income	809	(200)	2,335	4,649	2,423	10,016
Charge-offs	(3,050)	(7,384)	(20,566)	(9,412)	(4,409)	(44,821)
Recoveries	281	1	988	0	363	1,633
Other*3	346	795	(1,148)	254	601	848

Ending balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264

Individually evaluated for impairment	3,190	14,620	34,206	13,135	0	65,151
Not individually evaluated for impairment	11,336	2,097	7,669	2,181	15,830	39,113

Financing receivables:
Ending balance	¥1,171,142	¥568,957	¥862,332	¥70,801	¥989,380	¥3,662,612

Individually evaluated for impairment	10,861	61,050	111,722	29,107	0	212,740
Not individually evaluated for impairment	1,160,281	507,907	750,610	41,694	989,380	3,449,872

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥74,836	¥74,581	¥0
Consumer borrowers	Housing loans	1,438	1,421	0
	Other	0	0	0
Corporate borrowers		73,398	73,160	0
Non-recourse loans	Japan	29,471	29,455	0
	U.S.	4,565	4,565	0
Other	Real estate companies	8,120	8,102	0
	Entertainment companies	11,893	11,718	0
	Other	19,349	19,320	0
Purchased loans		0	0	0
With an allowance recorded*2:		218,938	217,560	91,407
Consumer borrowers	Housing loans	7,583	7,566	3,002
	Other	0	0	0
Corporate borrowers		176,448	175,087	70,510
Non-recourse loans	Japan	14,677	14,661	5,602
	U.S.	34,244	34,150	15,055
Other	Real estate companies	65,888	65,412	26,108
	Entertainment companies	9,867	9,667	3,181
	Other	51,772	51,197	20,564
Purchased loans		34,907	34,907	17,895

Total:		¥293,774	¥292,141	¥91,407

Consumer borrowers	Housing loans	9,021	8,987	3,002

	Other	0	0	0

Corporate borrowers		249,846	248,247	70,510

Non-recourse loans	Japan	44,148	44,116	5,602

	U.S.	38,809	38,715	15,055

Other	Real estate companies	74,008	73,514	26,108

	Entertainment companies	21,760	21,385	3,181

	Other	71,121	70,517	20,564

Purchased loans		34,907	34,907	17,895

	March 31, 2013
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥52,798	¥52,768	¥0
Consumer borrowers	Housing loans	1,003	989	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		51,795	51,779	0
Non-recourse loans	Japan	21,409	21,407	0
	U.S.	5,825	5,825	0
Other	Real estate companies	7,063	7,060	0
	Entertainment companies	6,148	6,147	0
	Other	11,350	11,340	0
Purchased loans		0	0	0
With an allowance recorded*2:		159,942	158,798	65,151
Consumer borrowers	Housing loans	7,496	7,471	2,565
	Card loans	1,858	1,854	547
	Other	504	503	78
Corporate borrowers		120,977	119,863	48,826
Non-recourse loans	Japan	2,006	2,004	1,021
	U.S.	31,810	31,706	13,599
Other	Real estate companies	40,063	39,896	15,862
	Entertainment companies	5,889	5,843	2,118
	Other	41,209	40,414	16,226
Purchased loans		29,107	29,107	13,135

Total:		¥212,740	¥211,566	¥65,151

Consumer borrowers	Housing loans	8,499	8,460	2,565

	Card loans	1,858	1,854	547

	Other	504	503	78

Corporate borrowers		172,772	171,642	48,826

Non-recourse loans	Japan	23,415	23,411	1,021

	U.S.	37,635	37,531	13,599

Other	Real estate companies	47,126	46,956	15,862

	Entertainment companies	12,037	11,990	2,118

	Other	52,559	51,754	16,226

Purchased loans		29,107	29,107	13,135

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Average Recorded Investments of Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012 and 2013:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,933	¥226	¥204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,635	¥188	¥152
	Card loans	771	16	12
	Other	180	5	4
Corporate borrowers		221,136	4,259	3,968
Non-recourse loans	Japan	37,282	216	211
	U.S.	41,903	1,726	1,726
Other	Real estate companies	62,265	889	804
	Entertainment companies	16,443	364	322
	Other	63,243	1,064	905
Purchased loans		29,217	0	0

Total		¥259,939	¥4,468	¥4,136

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥849,303	¥9,021	¥8,603	¥17,624	¥866,927
	Card loans	236	0	0	0	236
	Other	14,319	0	1	1	14,320
Corporate borrowers		1,520,865	249,846	0	249,846	1,770,711
Non-recourse loans	Japan	181,991	44,148	0	44,148	226,139
	U.S.	510,517	38,809	0	38,809	549,326
Other	Real estate companies	267,294	74,008	0	74,008	341,302
	Entertainment companies	115,484	21,760	0	21,760	137,244
	Other	445,579	71,121	0	71,121	516,700
Purchased loans		62,652	34,907	0	34,907	97,559
Direct financing leases	Japan	658,277	0	14,406	14,406	672,683
	Overseas	225,168	0	3,035	3,035	228,203

Total		¥3,330,820	¥293,774	¥26,045	¥319,819	¥3,650,639

	March 31, 2013
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥901,895	¥8,499	¥6,397	¥14,896	¥916,791
	Card loans	223,130	1,858	719	2,577	225,707
	Other	27,511	504	629	1,133	28,644
Corporate borrowers		1,258,517	172,772	0	172,772	1,431,289
Non-recourse loans	Japan	111,025	23,415	0	23,415	134,440
	U.S	396,882	37,635	0	37,635	434,517
Other	Real estate companies	229,555	47,126	0	47,126	276,681
	Entertainment companies	109,222	12,037	0	12,037	121,259
	Other	411,833	52,559	0	52,559	464,392
Purchased loans		41,694	29,107	0	29,107	70,801
Direct financing leases	Japan	680,351	0	12,234	12,234	692,585
	Overseas	293,223	0	3,572	3,572	296,795

Total		¥3,426,321	¥212,740	¥23,551	¥236,291	¥3,662,612

Note:	Loans held for sale are not included in the table above.

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2012 and 2013:

	March 31, 2012
		Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,518	¥12,942	¥16,460	¥866,927	¥12,942
	Card loans	0	0	0	236	0
	Other	33	1	34	14,320	1
Corporate borrowers		83,316	112,537	195,853	1,770,711	112,537
Non-recourse loans	Japan	10,306	14,134	24,440	226,139	14,134
	U.S.	71,042	14,689	85,731	549,326	14,689
Other	Real estate companies	809	42,831	43,640	341,302	42,831
	Entertainment companies	2	2,362	2,364	137,244	2,362
	Other	1,157	38,521	39,678	516,700	38,521
Direct financing leases	Japan	2,724	14,406	17,130	672,683	14,406
	Overseas	2,007	3,035	5,042	228,203	3,035

Total		¥91,598	¥142,921	¥234,519	¥3,553,080	¥142,921

	March 31, 2013
		Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,650	¥10,422	¥14,072	¥916,791	¥10,422
	Card loans	738	1,078	1,816	225,707	1,078
	Other	311	670	981	28,644	670
Corporate borrowers		64,539	73,876	138,415	1,431,289	73,876
Non-recourse loans	Japan	0	15,211	15,211	134,440	15,211
	U.S	59,532	7,516	67,048	434,517	7,516
Other	Real estate companies	1,324	23,921	25,245	276,681	23,921
	Entertainment companies	437	1,542	1,979	121,259	1,542
	Other	3,246	25,686	28,932	464,392	25,686
Direct financing leases	Japan	1,467	12,234	13,701	692,585	12,234
	Overseas	4,013	3,572	7,585	296,795	3,572

Total		¥74,718	¥101,852	¥176,570	¥3,591,811	¥101,852

Note:	Loans held for sale and purchases loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2012 and 2013:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,867	¥1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,290	¥894
	Card loans	1,649	1,081
	Other	641	421
Corporate borrowers		17,970	17,544
Non-recourse loans	Japan	5,180	5,180
	U.S.	10,036	10,036
Other	Real estate companies	967	861
	Other	1,787	1,467

Total		¥21,550	¥19,940

Information about Financing Receivables Modified as Troubled Debt Restructurings

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2012 and for which there was a payment default during the fiscal 2012:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers	Housing loans	¥392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2013 and for which there was a payment default during the fiscal 2013:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers	Housing loans	¥369
	Card loans	12
	Other	2
Corporate borrowers		92
Other	Other	92

Total		¥475